OTHER NON-CURRENT ASSETS (Details Narrative) - USD ($)	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Other non-current asset	$ 1,146,010
Third Party [Member]
Related Party Transaction [Line Items]
Other non-current asset		$ 2,000,000